Earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings
Numerator for basic EPS	$ 1,975	$ 2,947
Cash-settled recovery included in earnings	(5)	0
Equity-settled expense adjustment	(5)	0
Numerator for diluted EPS	$ 1,965	$ 2,947
Weighted average number of shares
Basic (in shares)	93,760	109,021
Share options (in shares)	413	0
Diluted (in shares)	94,173	109,021
Earnings per share
Basic (in usd per share)	$ 21.06	$ 27.03
Diluted (in usd per share)	$ 20.86	$ 27.03